Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue from product sales	$ 4,427	$ 3,525	$ 3,336
Cost of sales	(2,699)	(2,626)	(2,584)
(Loss) gain on non-hedge derivatives and other commodity contracts	(19)	5	(2)
Gross profit	1,709	904	750
Corporate administration, marketing and other expenses	(68)	(82)	(76)
Exploration and evaluation costs	(124)	(112)	(98)
Impairment, derecognition of assets and profit (loss) on disposal	(1)	(6)	(7)
Other (expenses) income	(57)	(83)	(79)
Operating profit	1,459	621	490
Interest income	27	14	8
Dividend received	2	0	2
Foreign exchange and other gains (losses)	0	(12)	(9)
Finance costs and unwinding of obligations	(177)	(172)	(168)
Share of associates and joint ventures’ profit (loss)	278	168	122
Profit (loss) before taxation	1,589	619	445
Taxation	(625)	(250)	(212)
Profit (loss) after taxation from continuing operations	964	369	233
Discontinued operations
Profit (loss) from discontinued operations	7	(376)	(83)
Profit (loss) for the year	971	(7)	150
Equity shareholders
- Continuing operations	946	364	216
- Discontinued operations	7	(376)	(83)
Non-controlling interests
- Continuing operations	$ 18	$ 5	$ 17
Basic earnings (loss) per ordinary share
Basic earnings (loss) per ordinary share (USD per share)	$ 2.27	$ (0.03)	$ 0.32
Earnings (loss) per ordinary share from continuing operations (USD per share)	2.25	0.87	0.52
Earnings (loss) per ordinary share from discontinued operations (USD per share)	0.02	(0.90)	(0.20)
Diluted earnings (loss) per ordinary share
Diluted earnings (loss) per ordinary share (USD per share)	2.27	(0.03)	0.32
Earnings (loss) per ordinary share from continuing operations (USD per share)	2.25	0.87	0.52
Earnings (loss) per ordinary share from discontinued operations (USD per share)	$ 0.02	$ (0.90)	$ (0.20)